SEPARATE ACCOUNT ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Separate Account, Liability [Roll Forward]
Balance, beginning of period	$ 822	$ 1,343
Policyholder deposits	29	33
Net investment income	19	32
Net realized capital gains (losses) on investments	78	35
Policyholder benefits and withdrawals	(65)	(53)
Net transfer to general account	(1)	(60)
Policy charges	(8)	(8)
Total changes	52	(21)
Balance, end of period	874	1,322
Cash surrender value	$ 847	$ 747